Note 8 - Collaborative Agreements	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
In Process Research and Development [Member]
Notes to Financial Statements
Intangible Assets Disclosure [Text Block]
NOTE
8
-
COLLABORATIVE AGREEMENTS

The Company and the University of Toronto, a stockholder of the Company (the “University”) entered into an agreement effective
December
14,
2004
(the “Research Agreement”) for the performance of a research project titled “Evidence for existence of TCAP receptors in neurons” (the “Project”). The Research Agreement expired on
March
31,
2013.

The Company and the University entered into an agreement effective
April
1,
2014
(the “New Research Agreement”) for the performance of a research project titled “Teneurin C-terminal Associated Peptide (“TCAP”) mediated stress attenuation in vertebrates: Establishing the role of organismal and intracellular energy and glucose regulation and metabolism" (the “New Project”). The New Project is to perform research related to work done by a professor at the University and stockholder of the Company (the “Professor”) in regard to TCAP mediated stress attenuation in vertebrates: Establishing the role of organismal and intracellular energy and glucose regulation and metabolism. In addition to the New Research Agreement, the Professor entered into an agreement with the University in order to commercialize certain technologies. The New Research Agreement expired on
March
30,
2015.
In
September
2015,
the New Research Agreement was extended to
September
30,
2016
which allows for further development of the technologies and use of their applications. Upon expiration of the agreement, payments to the University and research support from the University will suspend until an agreement can be made.

Prior to
January
1,
2016
the University has been granted
25,000
stock options which are fully vested at the exercise price of
$1.00
exercisable over a
10
year period which ends on
April
1,
2022.
As of
September
30,
2016
the Professor has been granted
275,000
stock options, of which
125,000
are fully vested, at an exercise price of
$1.00
exercisable over
10
or
13
year periods which ends either on
March
30,
2021
or on
March
1,
2027.

The sponsorship research and development expenses pertaining to the Research Agreements were
$3,000
and
$7,056
for the
three
months ended
September
30,
2016
and
2015,
and
$4,500
and
$10,584
for the
nine
months ended
September
30,
2016,
respectively.

NOTE
8
                 COLLABORATIVE AGREEMENTS

The Company and the University of Toronto, a stockholder of the Company (the “University”) entered into an agreement effective
December
14,
2004
(the “Research Agreement”) for the performance of a research project titled “Evidence for existence of TCAP receptors in neurons” (the “Project”). The Research Agreement expired on
March
31,
2013.

The Company and the University entered into an agreement effective
April
1,
2014
(the “New Research Agreement”) for the performance of a research project titled “Teneurin C-terminal Associated Peptide (“TCAP”) mediated stress attenuation in vertebrates: Establishing the role of organismal and intracellular energy and glucose regulation and metabolism" (the “New Project”). The New Project is to perform research related to work done by a professor at the University and stockholder of the Company (the “Professor”) in regard to TCAP mediated stress attenuation in vertebrates: Establishing the role of organismal and intracellular energy and glucose regulation and metabolism. In addition to the New Research Agreement, the Professor entered into an agreement with the University in order to commercialize certain technologies. The New Research Agreement expired on
March
31,
2015.
In
September
2015,
the New Research Agreement was extended to
March
31,
2016
which allows for further development of the technologies and use of their applications. Upon expiration of the agreement, payments to the University and research support from the University will suspend until an agreement can be made.

As of
December
31,
2015
the University has been granted
129,000
stock options which are fully vested at exercise prices of
$.26
and
$1.00
exercisable over
10
year periods which ends either on
March
15,
2016
or on
April
1,
2022.
As of
December
31,
2015
the Professor has been granted
483,299
stock options which are fully vested, except for
62,500
stock options, at exercise prices of
$0.26
and
$1.00
exercisable over
10
or
13
year periods which ends either on
March
15,
2016
or on
March
1,
2027.

The sponsorship research and development expenses were
$170,575
and
$67,270
pertaining to the Research Agreements for the years ended
December
31,
2015
and
2014,
respectively.